Inventory (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Net realizable value write down for finished products	$ 1,987	$ 558
Net realizable value write-down for battery components	6,435	0
Net realizable value write-down for warehouse materials	317	0
Net realizable value allowance for finished products	1,987	558
Net realizable value allowance for battery components	6,435	0
Net realizable value allowance for warehouse materials	317	0
Battery components inventory	$ 0	$ 0